Income Taxes (Details) - USD ($)	Dec. 31, 2014	Dec. 31, 2013
Gross deferred tax assets:
Net operating loss carry-forwards	$ 7,761,239	$ 5,906,889
Stock based expenses	1,133,147	1,052,509
Tax credit carry-forwards	390,560	281,699
Capital loss carry-forwards & unrealized losses on investments	350,547	$ 421,170
Long lived assets	33,866
Total Gross	9,669,359	$ 7,662,267
Gross deferred tax liabilities:
Deferred tax asset valuation allowance	$ (9,669,359)	$ (7,662,267)
Net deferred tax asset (liability)